Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

Note 9. Subsequent Events

On July 5, 2016, the Company consummated the first closing under the 2016 Sabby Purchase Agreement, pursuant to which the Company sold to Sabby, and Sabby purchased an aggregate of $3,151,000 worth of shares of Series B Convertible Preferred Stock, which shares of Series B Convertible Preferred Stock are convertible into approximately 3,151,000 shares of Common Stock, based on a fixed conversion price of $1.00 per share on an as-converted basis. The Company also repuchased 1,779 shares of Series A Convertible Preferred Stock from Sabby, representing 961,628 shares of Common Stock on an as-converted basis, for an aggregate price of $1,779,012. The Company also amended the Series D Common Stock Purchase Warrants to reduce the per share exercise price from $2.46 per share to $1.75 per share, and issued Maxim, the Company’s placement agent, Placement Agent Warrants for the purchase up to 27,440 shares of Common Stock.

Subject to the conditions described below being met, the Company will complete a second closing under the 2016 Sabby Purchase Agreement in which it will sell and Sabby will purchase an aggregate of $10,629,000 worth of additional Series B Convertible Preferred Stock, which shares will be convertible into 10,629,000 shares of Common Stock, based on fixed conversion price of $1.00 per share on an as-converted basis. The Company will also be required repurchase 6,001 shares of Series A Convertible Preferred Stock from Sabby, presenting 3,243,777 shares of Common Stock on an as-converted basis, for an aggregate price of $6,000,988. The Company will also issue to Maxim the Placement Agent Warrants for the purchase of up to 92,560 shares of Common Stock. The completion of the second closing depends on the satisfaction of a number of conditions set forth in the 2016 Sabby Purchase Agreement, including receipt of a shareholder approval to issue more than 19.99% of our Common Stock , which was obtained on July 29, 2016, and filing a registration statement with the SEC to register for resale the Common Stock issuable upon conversion of the Series B Convertible Preferred Stock, which was filed on July 12, 2016 and having the registration statement declared effective by the SEC.

On July 29, 2016 the Company received stockholder approval to issue an aggregate of 16,602,704 shares of Common Stock, which represented in excess of 19.99% of the Common Stock outstanding prior to such issuance.

Note 15. Subsequent Events

On January 5, 2016, January 27, 2016 and March 16, 2016, the two funds managed by Sabby converted 1,665 shares of their Series A Convertible Stock into 900,000 shares of Common Stock.

On January 8, 2016, the Company completed the second closing under the Sabby Purchase Agreement entered into on October 12, 2015 with funds managed by Sabby. The Company issued 5,445 shares of Series A Convertible Preferred Stock with a stated value of $1,000 per share and par value of $0.001. In addition, the Company issued 1,471,622 Series D Warrants to the funds managed by Sabby and 58,865 Series D Warrants to Maxim Group, LLC as underwriter. The Company received proceeds of approximately $5 million, net of $0.5 million in estimated expenses.

On January 11, 2016, the Company received a letter from Nasdaq indicating that the Company had regained compliance with the Nasdaq Listing Requirements.

On January 13, 2016, the Company entered into agreement to sublease its old office space at 3 Twin Dolphin Dr. The Company occupied this space as its corporate headquarters until August 1, 2015.

On January 26, 2016, the Company entered into a distribution agreement with Bemes, Inc., a leading medical equipment Master Distributor, to market and distribute CoSense and Precision Sampling Sets. Under the terms of the agreement, Bemes will have the exclusive right for sales, marketing, distribution and field service activities for CoSense in the United States.

On February 12, 2016, the Series B Warrants expired. On December 31, 2015, the Company had 116,580 Series B Warrants outstanding. Subsequent to December 31, 2015, a number of different Series B warrant holders exercised on a cashless basis 102,300 Series B Warrants and as a result the Company issued 485,202 shares of Common Stock. The remaining 14,280 Series B Warrants expired on February 12, 2016.

On February 12, 2016, the Company entered into an amendment and extension of its lease dated January 13, 2006 at 35 Commerce Drive in Ivyland, Pennsylvania. The amendment and extension effective as of March 1, 2016, includes additional space at 34 Commerce Drive and expires on March 31, 2017.